SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Foreign Currency Balances

	2020	2019	2018
Year-end RMB: US$exchange rate	6.5782	6.9701	6.8785
Average yearly RMB: US$exchange rate	6.9338	6.8870	6.6200

Schedule of Restricted Cash

	December 31, 2020	December 31, 2019
Cash and cash equivalents	$1,229,400	$2,576,677
Restricted cash	7,980,907	6,025,718
Cash, cash equivalents and restricted cash	$9,210,307	$8,602,395

Schedule of Property, Plant and Equipment, Estimated Useful life

Plant, buildings and improvements	5 ~ 20 years
Machinery and equipment	5 ~ 20 years
Motor vehicles	5 years
Office Equipment	5 ~ 10 years